Share-Based Payment Arrangements (Details) $ / shares in Units, $ in Thousands							12 Months Ended
	Aug. 15, 2024 USD ($) $ / shares shares	Apr. 24, 2023 USD ($) $ / shares shares	Mar. 02, 2023 USD ($) $ / shares shares	Oct. 31, 2022 USD ($) $ / shares shares	Jul. 11, 2022 USD ($) $ / shares shares	May 23, 2022 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares
Share-Based Payment Arrangements [Line Items]
Granted shares							3,150,000	2,777,000	11,135,000
Option exercise ordinary share (in Shares) | shares						1
American shares (in Shares) | shares							200
Weighted average contractual life							2 years 6 months 3 days	3 years 1 month 6 days	3 years 10 months 13 days
Convertible shares (in Shares) | shares							1
Officer [Member]
Share-Based Payment Arrangements [Line Items]
Consultant per shares (in Dollars per share) | $ / shares						$ 0.276
Share Based Payment Arrangements [Member]
Share-Based Payment Arrangements [Line Items]
Exercise price of option (in Dollars per share) | $ / shares							$ 0.037	$ 0.19	$ 0.208
Fair value options value (in Dollars) | $							$ 6	$ 6	$ 6
Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Granted shares	3,150,000	2,732,000	45,000	750,000	3,750,000	6,635,000
Exercise price of option (in Dollars per share) | $ / shares		$ 0.19	$ 0.198		$ 0.245	$ 0.304
Exercisable period	5 years	5 years	5 years	5 years	5 years	5 years
Board of Directors [Member] | Share Based Payment Arrangements [Member]
Share-Based Payment Arrangements [Line Items]
Vesting period						3 years
Restricted share units [member]
Share-Based Payment Arrangements [Line Items]
American shares (in Shares) | shares							200
Restricted share units [member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Granted shares	3,150,000	2,732,000	45,000	750,000	150,000	5,885,000
Exercise price of option (in Dollars per share) | $ / shares				$ 0.208
Vesting period	3 years		3 years	3 years	3 years
Fair value options value (in Dollars) | $	$ 190	$ 729	$ 16	$ 267	$ 591	$ 3,237
Ordinary shares [member]
Share-Based Payment Arrangements [Line Items]
Option exercise ordinary share (in Shares) | shares	1	1	1	1	1	1
Ordinary shares [member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Exercise price of option (in Dollars per share) | $ / shares	$ 0.037
Ads [Member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Granted shares	15,750	14,000	225,000
Ads [Member] | Restricted share units [member]
Share-Based Payment Arrangements [Line Items]
Granted shares		14,000	225,000
Restricted share units [member] | Board of Directors [Member]
Share-Based Payment Arrangements [Line Items]
Vesting period		3 years